united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments | Aggressive Growth Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.0%
	AEROSPACE/DEFENSE - 1.6%
6,262	HEICO Corp.	$449,862

	AIRLINES - 2.5%
4,079	Copa Holdings SA	477,243
4,100	Spirit Airlines, Inc. *	211,765
		689,008
	AUTO PARTS & EQUIPMENT - 2.0%
6,480	Delphi Automotive PLC	567,972

	BANKS - 3.6%
5,995	Bank of the Ozarks, Inc.	280,987
10,855	CenterState Banks, Inc.	269,855
8,861	Western Alliance Bancorp *	435,961
		986,803
	BIOTECHNOLOGY - 4.3%
3,775	BioMarin Pharmaceutical, Inc. *	342,846
4,019	Charles River Laboratories International, Inc. *	406,522
2,065	Incyte Corp. *	260,004
10,185	Insmed, Inc. *	174,775
		1,184,147
	BUILDING MATERIALS - 0.6%
2,840	Apogee Enterprises, Inc.	161,426

	CHEMICALS - 6.1%
7,750	Ablemarle Corp.	817,935
22,560	Chemours Co.	855,475
		1,673,410
	COMMERCIAL SERVICES - 4.1%
3,165	Grand Canyon Education, Inc. *	248,168
10,745	On Assignment, Inc. *	581,842
2,985	WEX, Inc. *	311,246
		1,141,256
	COMPUTERS - 2.0%
12,910	Mercury Systems, Inc. *	543,382

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
33,330	SLM Corp. *	383,295
3,465	WageWorks, Inc. *	232,848
		616,143
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
6,020	Belden, Inc.	454,089

	ELECTRONICS - 9.7%
6,700	Agilent Technologies, Inc.	397,377
2,975	Coherent, Inc. *	669,345
7,415	Fortive Corp.	469,740
7,685	Keysight Technologies, Inc. *	299,177
875	Mettler-Toledo International, Inc. *	514,973
8,795	Trimble, Inc. *	313,718
		2,664,330
	ENGINEERING & CONSTRUCTION - 3.7%
3,640	Dycom Industries, Inc.*	325,853
10,250	MasTec, Inc. *	462,788
5,140	NV5 Global, Inc. *	218,450
		1,007,091

Schedule of Investments | Aggressive Growth Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	ENTERTAINMENT - 3.9%
5,305	Vail Resorts, Inc.	$1,076,013

	HEALTHCARE - PRODUCTS - 9.6%
6,480	Glaukos Corp. *	268,726
3,985	Henry Schein, Inc. *	729,335
3,365	Integra LifeSciences Holdings Corp. *	183,426
450	Intuitive Surgical, Inc. *	420,916
6,800	NxStage Medical, Inc. *	170,476
9,815	Spectranetics Corp. *	376,896
2,378	Teleflex, Inc.	494,053
		2,643,828
	HEALTHCARE - SERVICES - 3.4%
6,600	Acadia Health Co., Inc. *	325,908
31,120	Community Health Systems Inc.*	309,955
6,100	HealthSouth Corp.	295,240
		931,103
	HOME BUILDERS - 1.2%
8,120	Toll Brothers, Inc.	320,821

	INSURANCE - 1.1%
6,995	Assured Guaranty Ltd.	291,971

	INTERNET - 3.0%
1,800	Palo Alto Networks, Inc. *	240,858
2,095	Proofpoint, Inc. *	181,909
10,985	RingCentral, Inc. *	401,502
		824,269
	LEISURE TIME - 0.8%
3,482	Brunswick Corp.	218,426

	LODGING - 1.0%
9,790	ILG, Inc.	269,127

	MACHINERY - DIVERSIFIED - 0.5%
7,515	Ichor Holdings Ltd. *	151,502

	MINING - 1.4%
10,523	US Silica Holdings, Inc.	373,461

	OIL & GAS - 1.8%
2,080	Concho Resources, Inc. *	252,782
11,270	Matador Resources Co. *	240,840
		493,622
	PACKAGING & CONTAINERS - 3.5%
9,420	Ball Corp.	397,618
10,065	Berry Global Group, Inc. *	573,806
		971,424
	PHARMACEUTICALS - 3.7%
2,495	Clovis Oncology, Inc.*	233,607
1,325	GW Pharmaceuticals PLC (ADR) *	132,831
4,108	Neurocrihne Biosciences, Inc. *	188,968
4,445	PRA Health Sciences, Inc. *	333,419
7,860	Zynerba Pharmaceuticals, Inc. *	133,384
		1,022,209

Schedule of Investments | Aggressive Growth Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - 5.2%
4,955	Burlington Stores, Inc. *	$455,810
3,875	Children’s Place, Inc.	395,637
15,190	Fiesta Restaurant Group, Inc. *	313,673
5,150	Texas Roadhouse, Inc.	262,392
		1,427,512
	SAVINGS & LOANS - 0.9%
6,995	Pacific Premier Bancorp, Inc. *	258,115

	SEMICONDUCTORS - 5.0%
27,225	Advanced Micro Devices, Inc. *	339,768
3,955	Cavium, Inc. *	245,724
3,865	Lam Research Corp.	546,627
2,559	Monolithic Power System, Inc.	246,688
		1,378,807
	SOFTWARE - 3.2%
10,170	Callidus Software, Inc. *	246,114
4,875	Fidelity National Information Services, Inc.	416,325
3,825	PTC, Inc. *	210,834
		873,273
	TELECOMMUNICATIONS - 2.1%
4,200	LogMeIn, Inc.	438,900
12,525	Viavi Solutions, Inc. *	131,888
		570,788
	TRANSPORTATION - 0.7%
3,058	Genesee & Wyoming, Inc. *	209,137

	TOTAL COMMON STOCK (Cost $24,225,732)	26,444,327

	REITS - 0.8%
10,425	Easterly Government Properties Inc. (Cost $206,009)	218,404

	MONEY MARKET FUND - 2.5%
679,675	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (A)
	(Cost $679,675)	679,675

	TOTAL INVESTMENTS - 99.3% (Cost $25,111,416) (B)	$27,342,406
	OTHER ASSETS LESS LIABILITIES - NET - 0.7%	199,755
	NET ASSETS - 100.0%	$27,542,161

*	Non-income producing securities.

ADR - American Depositary Receipt.

REIT - Real Estate Investment Trust

(A)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,397,621 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,808,856
Unrealized depreciation	(864,071)
Net unrealized appreciation	$1,944,785

Schedule of Investments | International Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 89.6%
	AIRLINES - 1.3%
73,100	Japan Airlines Co. Ltd. (ADR)	$1,128,664

	AUTO PARTS & EQUIPMENT - 8.8%
41,400	Continental AG (ADR)	1,798,416
58,500	Magna International, Inc.	2,710,305
77,000	Valeo SA (ADR)	2,605,295
41,600	Xinyi Glass Holdings Ltd. (ADR)	813,280
		7,927,296
	BANKS - 10.6%
11,000	Banco Macro SA - Cl. B (ADR)	1,014,090
39,339	DBS Group Holdings Ltd. (ADR)	2,380,009
98,000	DNB ASA (ADR)	1,672,860
63,000	KBC Group NV (ADR)	2,405,970
274,000	Mizuho Financial Group, Inc. (ADR)	1,005,580
44,100	Swedbank AB (ADR)	1,082,214
		9,560,723
	BUILDING MATERIALS - 2.9%
175,000	Asahi Glass Co. Ltd. (ADR)	1,575,000
106,080	Cemex SAB de CV (ADR) *	999,274
		2,574,274
	CHEMICALS - 3.3%
20,700	Arkema SA (ADR)	2,224,422
63,000	Brenntag AG (ADR)	734,580
		2,959,002
	COMMERCIAL SERVICES - 1.1%
21,000	AerCap Holdings NV *	975,030

	DIVERSIFIED FINANCIAL SERVICES - 4.9%
175,500	Daiwa Securities Group, Inc. (ADR)	1,040,715
42,800	ORIX Corp. (ADR)	3,335,404
		4,376,119
	ELECTRIC - 0.7%
73,900	Power Assets Holdings Ltd. (ADR)	653,645

	ELECTRONICS - 1.9%
13,600	Alps Electric Co. Ltd. (ADR)	787,236
27,400	Orbotech Ltd. *	893,788
		1,681,024
	ENGINEERING & CONSTRUCTION - 2.8%
120,000	Vinci SA (ADR)	2,570,400

	FOOD - 4.4%
243,000	First Pacific Co. Ltd. (ADR)	889,100
14,000	Kerry Group PLC (ADR)	1,223,670
109,800	Marine Harvest ASA (ADR)	1,878,678
		3,991,448
	FOREST PRODUCTS & PAPER - 0.9%
16,000	Mondi PLC (ADR)	865,760

	HAND/MACHINE TOOLS - 2.2%
86,650	Techtronic Industries Co. (ADR)	1,992,950

	HEALTHCARE - PRODUCTS - 2.7%
69,000	Smith & Nephew PLC (ADR)	2,404,650

	HEALTHCARE - SERVICES - 3.1%
57,000	Fresenius Medical Care AG & Co. (ADR)	2,754,810

	HOME BUILDERS - 0.9
46,000	Sekisui House Ltd. (ADR)	817,190

Schedule of Investments | International Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 6.4%
53,100	Ageas (ADR)	$2,152,674
30,000	AIA Group, Ltd. (ADR)	881,250
57,200	Muenchener Rueckversicherungs AG (ADR)	1,169,444
51,900	Zurich Insurance Group AG (ADR)	1,511,847
		5,715,215
	INTERNET - 3.2%
20,600	SINA Corp. *	1,750,382
29,300	Tencent Holdings Ltd. (ADR)	1,053,628
1,160	Weibo Corp. (ADR) *	77,105
		2,881,115
	MACHINERY - CONSTRUCTION & MINING - 1.8%
46,000	Atlas Copco AB (ADR)	1,592,065

	MINING - 1.0%
21,500	Rio Tinto PLC (ADR)	909,665

	MISCELLANEOUS MANUFACTURING - 1.4%
35,538	FUJIFILM Holdings Corp. (ADR)	1,279,013

	OIL & GAS - 3.7%
49,100	Eni SpA (ADR)	1,475,946
112,000	Statoil ASA (ADR)	1,851,360
		3,327,306
	OIL & GAS SERVICES - 1.0%
32,100	Technip SA *	873,120

	PHARMACEUTICALS - 4.7%
47,000	Ipsen SA (ADR)	1,589,545
16,100	Shire PLC (ADR)	2,660,847
		4,250,392
	RETAIL - 1.2%
133,600	Kingfisher PLC (ADR)	1,067,464

	SEMICONDUCTORS - 2.1%
17,100	NXP Semiconductors NV *	1,871,595

	SOFTWARE - 3.4%
28,000	Amadeus IT Holdings SA (ADR)	1,680,000
42,940	Open Text Corp.	1,354,327
		3,034,327
	TELECOMMUNICATIONS - 4.1%
14,600	Nice Ltd. (ADR)	1,149,312
53,000	Nippon Telegraph & Telephone Corp. (ADR)	2,497,360
		3,646,672
	TRANSPORTATION - 1.8%
5,000	Canadian Pacific Railway Ltd.	804,050
52,000	East Japan Railway Co. (ADR)	825,500
		1,629,550
	WATER - 1.3%
119,000	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,132,880

	TOTAL COMMON STOCK (Cost $70,588,997)	80,443,364

	MONEY MARKET FUND - 10.6%
9,528,778	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (A)	9,528,778
	(Cost $9,528,778)

	TOTAL INVESTMENTS - 100.2% (Cost $80,117,775) (B)	$89,972,142
	OTHER ASSETS LESS LIABILITIES - NET - (0.2)%	(161,279)
	NET ASSETS - 100.0%	$89,810,863

ADR - American Depositary Receipt.

*	Non-income producing securities.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $81,116,483 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$10,885,192
Unrealized depreciation	(2,029,533)
Net unrealized appreciation	$8,855,659

Schedule of Investments | International Fund
As of June 30, 2017 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Japan	15.9%
France	10.0%
Germany	7.2%
Norway	6.0%
Britian	5.9%
Hong Kong	5.8%
Canada	5.4%
Belgium	5.1%
China	3.2%
Sweden	3.0%
United States	3.0%
Singapore	2.7%
Ireland	2.5%
Israel	2.3%
Netherlands	2.1%
Spain	1.9%
Switzerland	1.7%
Italy	1.6%
Brazil	1.3%
Argentina	1.1%
Mexico	1.1%
South Africa	1.0%
Total	89.6%
Money Market Fund	10.6%
Other Assets Less Liabilities - Net	(0.2)%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 91.6%
	AEROSPACE/DEFENSE - 2.4%
9,470	General Dynamics Corp.	$1,876,007

	AIRLINES - 0.8%
5,190	Copa Holdings SA	607,230

	AUTOPARTS & EQUIPMENT - 0.8%
7,070	Delphi Automotive PLC	619,686

	BANKS - 2.5%
9,060	Bank of the Ozarks, Inc.	424,642
23,285	PacWest Bancorp	1,087,409
8,410	Western Alliance Bancorp *	413,772
		1,925,823
	BIOTECHNOLOGY - 7.2%
8,395	BioMarin Pharmaceutical, Inc. *	762,434
23,310	Celgene Corp. *	3,027,270
5,497	Charles River Laboratories International, Inc. *	556,022
2,980	Incyte Corp. *	375,212
5,650	Sage Therapeutics, Inc. *	449,966
3,241	Vertex Pharmaceuticals, Inc. *	417,668
		5,588,572
	CHEMICALS - 3.7%
8,825	Albemarle Corp.	931,391
9,535	Axalta Coating Systems Ltd. *	305,501
18,510	Chemours Co.	701,899
11,015	LyondellBasell Industries NV	929,556
		2,868,347
	COMMERCIAL SERVICES - 1.1%
2,110	MarketAxess Holdings, Inc.	424,321
4,142	WEX, Inc. *	431,886
		856,207
	COMPUTERS - 3.6%
20,445	Check Point Software Technologies Ltd. *	2,230,141
12,565	Mercury Systems, Inc. *	528,861
		2,759,002
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
19,465	Intercontinental Exchange, Inc.	1,283,133
50,060	Invesco Ltd.	1,761,611
38,820	SLM Corp. *	446,430
		3,491,174
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
5,080	Belden, Inc.	383,184

	ELECTRONICS - 13.3%
12,350	Agilent Technologies, Inc.	732,478
29,465	Amphenol Corp. - Cl. A	2,175,106
3,770	Coherent, Inc. *	848,212
8,860	Fortive Corp.	561,281
22,515	Honeywell International, Inc.	3,001,024
1,081	Mettler-Toledo International, Inc. *	636,212
24,695	TE Connectivity Ltd.	1,943,003
10,920	Trimble, Inc. *	389,516
		10,286,832
	ENGINEERING & CONSTRUCTION - 0.8%
13,765	MasTec, Inc. *	621,490

	ENTERTAINMENT - 1.3%
4,845	Vail Resorts, Inc.	982,711

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	FOOD - 5.4%
16,305	JM Smucker Co.	$1,929,371
22,780	McCormick & Co., Inc.	2,221,278
		4,150,649
	HEALTHCARE - PRODUCTS - 2.9%
4,345	Edwards Lifesciences Corp. *	513,753
3,446	Henry Schein, Inc. *	630,687
550	Intuitive Surgical, Inc. *	514,454
2,650	Teleflex, Inc.	550,564
		2,209,458
	HEALTHCARE - SERVICES - 0.4%
4,412	Centene Corp. *	352,431

	HOME BUILDERS - 0.6%
12,098	Toll Brothers, Inc.	477,992

	INSURANCE - 0.5%
9,974	Assured Guaranty Ltd.	416,315

	MACHINERY - DIVERSIFIED - 0.6%
3,592	Middleby Corp. *	436,464

	MINING - 0.4%
9,760	US Silica Holdings, Inc.	346,382

	MISCELLANEOUS MANUFACTURING - 2.6%
13,865	Illinois Tool Works, Inc.	1,986,161

	OIL & GAS - 3.3%
2,945	Concho Resources, Inc. *	357,906
31,650	ConocoPhillips	1,391,334
5,530	Diamondback Energy, Inc. *	491,119
17,346	Patterson-UTI Energy, Inc.	350,216
		2,590,575
	PACKAGING & CONTAINERS - 1.8%
19,260	Ball Corp.	812,965
10,730	Berry Global Group, Inc. *	611,717
		1,424,682
	PHARMACEUTICALS - 3.6%
33,815	AbbVie, Inc.	2,451,926
7,143	Neurocrine Biosciences, Inc. *	328,578
		2,780,504
	RETAIL - 13.1%
3,715	AutoZone, Inc. *	2,119,259
2,485	Buffalo Wild Wings, Inc. *	314,849
6,285	Burlington Stores, Inc. *	578,157
14,620	Costco Wholesale Corp.	2,338,177
4,705	Dick’s Sporting Goods, Inc.	187,400
34,145	Foot Locker, Inc.	1,682,666
32,825	Lowe’s Cos, Inc.	2,544,922
7,930	Texas Roadhouse, Inc.	404,033
		10,169,463

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	SEMICONDUCTORS - 10.7%
41,765	Advanced Micro Devices, Inc. *	$521,227
8,065	Broadcom Ltd.	1,879,548
9,700	Cavium, Inc. *	602,661
2,655	Lam Research Corp.	375,497
24,707	Marvell Technology Group Ltd.	408,160
44,055	Maxim Integrated Products, Inc.	1,978,069
5,505	Monolithic Power Systems, Inc.	530,682
11,265	NVIDIA Corp.	1,628,468
6,280	Qorvo, Inc. *	397,650
		8,321,962
	SOFTWARE - 2.7%
18,300	Callidus Software, Inc. *	442,860
5,685	Fidelity National Information Services, Inc.	485,499
7,485	PTC, Inc. *	412,573
7,305	ServiceNow, Inc. *	774,330
		2,115,262
	TELECOMMUNICATIONS - 0.5%
3,990	LogMeIn, Inc.	416,955

	TOTAL COMMON STOCK (Cost $63,008,516)	71,061,520

	MONEY MARKET FUND - 8.5%
6,571,108	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (A)	6,571,108
	(Cost $6,571,108)

	TOTAL INVESTMENTS - 100.1% (Cost $69,579,624)(B)	$77,632,628
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(48,357)
	NET ASSETS - 100.0%	$77,584,271

*	Non-income producing securities.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,556,824 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$9,997,161
Unrealized depreciation	(1,921,357)
Net unrealized appreciation	$8,075,804

Schedule of Investments | Small Cap Value Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 86.3%
	AEROSPACE/DEFENSE - 4.0%
29,760	Esterline Technologies Corp. *	$2,821,248
53,500	Kaman Corp.	2,668,045
		5,489,293
	APPAREL - 2.1%
46,073	Oxford Industries, Inc.	2,879,102

	AUTOPARTS & EQUIPMENT - 2.1%
88,750	Douglas Dynamics, Inc.	2,919,875

	BANKS - 16.6%
58,117	Chemical Financial Corp.	2,813,444
67,863	Columbia Banking System, Inc.	2,704,340
79,375	Glacier Bancorp, Inc.	2,905,919
69,880	Great Western Bancorp, Inc.	2,851,803
135,644	Heritage Commerce Corp.	1,869,174
72,404	Legacy Texas Financial Group, Inc.	2,760,765
62,000	Renasant Corp.	2,711,880
39,400	ServisFirst Bancshares, Inc.	1,453,466
31,200	South State Corp.	2,673,840
		22,744,631
	BUILDING MATERIALS - 9.3%
51,736	Apogee Enterprises, Inc.	2,940,674
118,896	Continental Building Products, Inc. *	2,770,277
33,420	Gibraltar Industries, Inc. *	1,191,423
98,210	Summit Materials, Inc. *	2,835,323
42,101	Trex Co., Inc. *	2,848,554
2,000	Universal Forest Products, Inc.	174,620
		12,760,871
	COMMERCIAL SERVICES - 1.0%
20,550	Innospec, Inc.	1,347,052

	COMMERCIAL SERVICES - 1.1%
54,985	Carriage Services, Inc.	1,482,396

	COMPUTERS - 1.9%
56,000	Electronics For Imaging, Inc. *	2,653,280

	ELECTRIC - 4.0%
37,810	ALLETE, Inc.	2,710,221
45,300	NorthWestern Corp.	2,764,206
		5,474,427
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.2%
17,020	Littelfuse, Inc.	2,808,300
81,711	Novanta, Inc. *	2,941,596
		5,749,896
	ELECTRONICS - 1.0%
18,025	OSI Systems, Inc. *	1,354,579

	ENGINEERING & CONSTRUCTION - 2.1%
77,700	Comfort Systems USA, Inc.	2,882,670

	ENTERTAINMENT - 1.0%
37,342	International Speedway Corp.	1,402,192

	FOOD - 4.1%
168,300	Hostess Brands, Inc. *	2,709,630
21,933	J&J Snack Foods Corp.	2,896,691
		5,606,321

Schedule of Investments | Small Cap Value Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	HEALTHCARE - PRODUCTS - 2.8%
42,231	CONMED Corp.	$2,151,247
42,973	Merit Medical Systems, Inc. *	1,639,420
		3,790,667
	INSURANCE - 3.9%
64,529	Employers Holdings, Inc.	2,729,577
37,215	Kemper Corp.	1,436,499
17,897	Safety Insurance Group, Inc.	1,222,365
		5,388,441
	MACHINERY - 3.2%
17,462	Alamo Group, Inc.	1,585,724
53,049	Albany International Corp.	2,832,817
		4,418,541
	MISCELLANEOUS MANUFACTURING - 1.0%
25,769	Lydall, Inc. *	1,332,257

	OFFICE FURNISHINGS - 2.1%
143,400	Interface, Inc.	2,817,810

	OIL & GAS - 6.6%
273,340	Callon Petroleum Co. *	2,900,137
97,975	Resolute Energy Corp. *	2,916,716
32,962	Rosehill Resources, Inc. *	274,903
429,807	SRC Energy, Inc. *	2,892,601
		8,984,357
	PACKAGING & CONTAINERS - 1.5%
99,190	KapStone Paper and Packaging Corp.	2,046,290

	RETAIL - 4.0%
31,010	Lithia Motors, Inc.	2,922,072
97,425	Sonic Corp.	2,580,788
		5,502,860
	SAVINGS & LOANS - 1.0%
36,923	Berkshire Hills Bancorp, Inc.	1,297,843

	SEMICONDUCTORS - 1.6%
32,635	MKS Instruments, Inc.	2,196,335

	SOFTWARE - 2.0%
63,196	Omnicell, Inc. *	2,723,748

	TRANSPORTATION - 1.0%
65,515	Heartland Express, Inc.	1,364,022

	WATER - 1.1%
26,205	Connecticut Water Service, Inc.	1,454,640

	TOTAL COMMON STOCK (Cost $101,948,985)	118,064,396

	REITs - 10.9%
105,844	Easterly Government Properties, Inc.	2,217,432
46,650	Potlatch Corp.	2,131,905
172,725	Ramco-Gershenson Properties Trust	2,228,152
103,155	STAG Industrial, Inc.	2,847,078
151,697	Summit Hotel Properties, Inc.	2,829,149
80,418	Terreno Realty Corp.	2,706,870
	TOTAL REITs (Cost $12,651,947)	14,960,586

Schedule of Investments | Small Cap Value Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 2.7%
3,674,046	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (A)	$3,674,046
	(Cost $3,674,046)

	TOTAL INVESTMENTS - 99.9% (Cost $118,274,978)(B)	$136,699,028
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	96,718
	NET ASSETS - 100.0%	$136,795,746

*	Non-income producing securities.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $118,647,196 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$20,661,771
Unrealized depreciation	(2,609,939)
Net unrealized appreciation	$18,051,832

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 92.5%
	AEROSPACE/DEFENSE - 5.1%
54,300	Curtiss-Wright Corp.	$4,983,654
27,300	General Dynamics Corp.	5,408,130
		10,391,784
	APPAREL - 2.7%
94,665	VF Corp.	5,452,704

	BANKS - 4.2%
53,900	East West Bancorp, Inc.	3,157,462
16,986	SVB Financial Group *	2,985,969
48,315	Western Alliance Bancorp *	2,377,098
		8,520,529
	BEVERAGES - 2.4%
52,460	Dr. Pepper Snapple Group, Inc.	4,779,631

	CHEMICALS - 3.0%
17,350	Sherwin-Williams Co.	6,089,156

	COMPUTERS - 2.6%
80,785	Amdocs Ltd.	5,207,401

	DIVERSIFIED FINANCIAL SERVICES - 5.4%
21,400	Alliance Data Systems Corp.	5,493,166
84,870	Intercontinental Exchange, Inc.	5,594,630
		11,087,796
	ELECTRIC - 3.7%
48,050	DTE Energy Co.	5,083,209
41,465	NorthWestern Corp.	2,530,194
		7,613,403
	ELECTRIC COMPONENTS & EQUIPMENT - 2.2%
40,500	Hubbell, Inc.	4,583,385

	ELECTRONICS - 14.7%
70,740	Amphenol Corp. - Cl. A	5,222,027
96,800	Avnet, Inc.	3,763,584
126,300	FLIR Systems, Inc.	4,377,558
39,300	Honeywell International, Inc.	5,238,297
88,200	PerkinElmer, Inc.	6,009,948
68,300	TE Connectivity Ltd.	5,373,844
		29,985,258
	FOOD - 4.6%
35,490	JM Smucker Co.	4,199,532
52,300	McCormick & Co., Inc.	5,099,773
		9,299,305
	HEALTHCARE - PRODUCTS - 9.2%
8,300	CR Bard, Inc.	2,623,713
79,800	DENTSPLY SIRONA, Inc.	5,174,232
114,800	Patterson Companies, Inc.	5,389,860
67,400	STERIS PLC	5,493,100
		18,680,905
	INSURANCE 2.6%
120,100	XL Group Ltd.	5,260,380

	MISCELLANEOUS MANUFACTURING - 5.2%
94,600	AO Smith Corp.	5,328,818
78,500	Pentair PLC	5,223,390
		10,552,208

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 4.6%
50,585	EOG Resources, Inc.	$4,578,954
52,200	Marathon Petroleum Corp.	2,731,626
63,140	RSP Permian, Inc. *	2,037,528
		9,348,108
	OIL & GAS SERVICES - 1.0%
46,305	Halliburton Co.	1,977,687

	PHARMACEUTICALS - 2.7%
85,500	Express Scripts Holding Co. *	5,458,320

	RETAIL - 4.1%
31,875	Advance Auto Parts, Inc.	3,716,306
49,900	Genuine Parts Co.	4,628,724
		8,345,030
	SEMICONDUCTORS - 6.0%
22,600	Broadcom Ltd.	5,266,930
51,200	KLA - Tencor Corp.	4,685,312
16,500	Lam Research Corp.	2,333,595
		12,285,837
	SOFTWARE - 1.3%
36,350	Broadridge Financial Solutions, Inc.	2,746,606

	TEXTILES - 2.6%
21,600	Mohawk Industries, Inc. *	5,220,504

	TRANSPORTATION - 2.6%
47,900	Union Pacific Corp.	5,216,789

	TOTAL COMMON STOCK (Cost $153,437,676)	188,102,726

	REITs - 4.4%
21,900	Public Storage	4,566,807
27,800	Simon Property Group, Inc.	4,496,928
	TOTAL REITs (Cost $10,652,376)	9,063,735

	MONEY MARKET FUND - 3.1%
6,355,225	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (A)	6,355,225
	(Cost $6,355,225)

	TOTAL INVESTMENTS - 100.0% (Cost $170,445,277)(B)	$203,521,686
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	(54,597)
	NET ASSETS - 100.0%	$203,467,089

*	Non-income producing securities.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $170,447,803 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$37,562,792
Unrealized depreciation	(4,488,909)
Net unrealized appreciation	$33,073,883

Schedule of Investments | Fixed Income Fund
As of June 30, 2017 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 95.1%
	CORPORATE BONDS - 26.8%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,023,427
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,065,458
1,000,000	Broadridge Financial Solutions, Inc.	3.400	6/27/2026	986,450
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	992,741
1,000,000	Celgene Corp.	3.875	8/15/2025	1,046,120
1,000,000	CME Group, Inc.	3.000	3/15/2025	1,009,939
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,051,626
325,000	Eaton Corp.	5.600	5/15/2018	335,943
750,000	Eaton Corp.	2.750	11/2/2022	755,018
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	993,165
1,000,000	Energy Transfer Partners LP	6.700	7/1/2018	1,045,080
500,000	Enterprise Products Operating, LLC	6.125	10/15/2039	601,339
750,000	Husky Energy, Inc.	3.950	4/15/2022	776,067
930,227	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,012,445
750,000	Johnson Controls, Inc.	5.000	3/30/2020	801,597
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,003,100
800,000	LYB International Finance BV	4.000	7/15/2023	848,721
1,000,000	Phillips 66	3.605	2/15/2025	991,891
1,000,000	Plains All American Pipeline LP	3.650	6/1/2022	1,021,246
1,000,000	Potash Corp.	4.000	12/15/2026	1,033,093
128,000	Rio Tinto Finance USA PLC	2.875	8/21/2022	130,142
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	1,015,047
1,200,000	Sunoco Logistics Partners LP	4.250	4/1/2024	1,215,440
750,000	Tyco Electronics Group SA	6.550	10/1/2017	758,931
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,216,431
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	1,009,760
	TOTAL CORPORATE BONDS (Cost $23,335,410)			23,740,217

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 68.3%
	GOVERNMENT NOTES & BONDS - 39.0%
2,400,000	United States Treasury Note	2.125	8/31/2020	2,439,047
7,000,000	United States Treasury Note	3.125	5/15/2021	7,365,995
8,300,000	United States Treasury Note	2.125	6/30/2022	8,391,429
6,750,000	United States Treasury Note	2.250	11/15/2024	6,788,495
3,000,000	United States Treasury Note	2.000	8/15/2025	2,949,550
3,500,000	United States Treasury Note	1.625	2/15/2026	3,326,983
2,500,000	United States Treasury Note	4.500	2/15/2036	3,227,782
	TOTAL GOVERNMENT NOTES & BONDS (Cost $34,644,580)			34,489,281

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 29.3%
533	GNMA Pool 585163	5.000	2/15/2018	540
719	GNMA Pool 585180	5.000	2/15/2018	728
410	GNMA Pool 592492	5.000	3/15/2018	415
519	GNMA Pool 599821	5.000	1/15/2018	524
681,388	GNMA Pool 783060	4.000	8/15/2040	719,463
348,028	GNMA Pool 783403	3.500	9/15/2041	360,893
2,923,786	GNMA Pool AD 8801	3.500	3/15/2043	3,045,890
963,807	GNMA Pool AQ0562	4.000	12/15/2046	1,015,585

Schedule of Investments | Fixed Income Fund
As of June 30, 2017 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 29.3% (Cont.)
$445,623	GNMA Pool G2 4520	5.000	8/20/2039	$491,250
533,211	GNMA Pool G2 4947	5.000	2/20/2041	586,385
1,403,622	GNMA Pool G2 AL 9364	3.500	3/20/2045	1,458,190
1,995,812	GNMA Pool G2 MA0155	4.000	6/20/2042	2,111,248
1,311,896	GNMA Pool G2 MA0220	3.500	7/20/2042	1,365,006
1,425,716	GNMA Pool G2 MA3376	3.500	1/20/2046	1,478,731
2,553,234	GNMA Pool G2 MA3663	3.500	5/20/2046	2,648,174
1,124,277	GNMA Pool G2 MA3735	3.000	6/20/2046	1,137,150
927,046	GNMA Pool G2 MA3736	3.500	6/20/2046	961,517
1,530,487	GNMA Pool G2 MA3803	3.500	7/20/2046	1,587,397
1,502,234	GNMA Pool G2 MA4004	3.500	10/20/2046	1,558,094
1,564,207	GNMA Pool G2 MA4197	4.000	1/20/2047	1,648,405
528,192	GNMA Pool G2 MA4264	4.500	2/20/2047	562,070
1,347,890	GNMA Pool G2 MA4322	4.000	3/20/2047	1,420,394
1,636,482	GNMA Pool G2 MA4453	4.500	5/20/2047	1,742,959
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $26,275,760)			25,901,008

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $60,920,340)			60,390,289

	TOTAL BONDS AND NOTES (Cost $84,255,750)			84,130,506

Shares
	MONEY MARKET FUND - 4.4%
3,882,716	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (A)			3,882,716
	(Cost $3,882,716)

	TOTAL INVESTMENTS - 99.5% (Cost $88,138,466)(B)			$88,013,222
	OTHER ASSETS LESS LIABILITIES - NET - 0.5%			438,685
	NET ASSETS - 100.0%			$88,451,907

GNMA - Government National Mortgage Association.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,138,466 and differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$692,165
Unrealized depreciation	(817,409)
Net unrealized depreciation	$(125,244)

Schedule of Investments | High Yield Bond Fund
As of June 30, 2017 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 93.8%
$750,000	AerCap Ireland Capital Ltd.	4.625	7/1/2022	$804,695
1,000,000	Alliance Resource Finance Corp. (A)	7.500	5/1/2025	1,055,000
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	518,750
500,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	520,000
500,000	Anixter, Inc.	5.625	5/1/2019	528,125
500,000	ArcelorMittal	6.750	2/25/2022	565,000
950,000	B&G Foods, Inc.	5.250	4/1/2025	971,375
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	1,045,000
500,000	Bombardier, Inc. (A)	6.125	1/15/2023	502,500
500,000	Braskem Finance Ltd.	6.450	2/3/2024	535,000
250,000	Calpine Corp.	5.750	1/15/2025	235,625
500,000	Cascades, Inc. (A)	5.500	7/15/2022	512,500
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	532,550
500,000	Centene Corp.	4.750	1/15/2025	515,000
600,000	Community Health Systems, Inc.	6.250	3/31/2023	621,660
750,000	CommScope, Inc. (A)	5.000	6/15/2021	769,687
750,000	Covanta Holding Corp.	5.875	3/1/2024	733,125
250,000	Crestwood Midstream Finance Corp. (A)	5.750	4/1/2025	250,000
500,000	CyrusOne Finance Corp. (A)	5.000	3/15/2024	516,250
1,000,000	Dana, Inc.	5.500	12/15/2024	1,042,500
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	753,750
500,000	DCP Midstream, LLC (A) (B)	5.850	5/21/2043	465,000
500,000	Dollar Tree, Inc.	5.750	3/1/2023	530,150
500,000	DR Horton, Inc.	4.750	2/15/2023	540,374
750,000	Eagle Materials, Inc.	4.500	8/1/2026	770,625
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	514,375
750,000	Energy Transfer Equity LP	5.875	1/15/2024	798,750
750,000	Equinix, Inc.	5.375	5/15/2027	801,563
500,000	Ferrellgas LP	6.750	1/15/2022	472,500
750,000	FMG Resources Ltd. (A)	5.125	5/15/2024	751,875
500,000	FTI Consulting, Inc.	6.000	11/15/2022	520,625
500,000	Gartner, Inc. (A)	5.125	4/1/2025	526,455
500,000	General Cable Corp.	5.750	10/1/2022	502,500
250,000	Genesis Energy LP	5.750	2/15/2021	250,625
500,000	Genesis Energy LP	6.750	8/1/2022	503,750
500,000	Geo Group, Inc.	5.125	4/1/2023	505,000
500,000	Gibraltar Industries, Inc.	6.250	2/1/2021	517,750
500,000	Global Partners LP/ Global Finance Corp.	6.250	7/15/2022	505,000
1,000,000	Goodyear Tire & Rubber Co.	4.875	3/15/2027	1,017,500
500,000	Group 1 Automotive, Inc.	5.000	6/1/2022	510,000
750,000	HCA, Inc.	5.250	4/15/2025	808,125
500,000	IHS Markit Ltd. (A)	4.750	2/15/2025	538,125
500,000	Kaiser Aluminum Corp.	5.875	5/15/2024	527,500
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	1,065,000
500,000	Land O’ Lakes, Inc. (A)	6.000	11/15/2022	557,500
625,000	LKQ Corp.	4.750	5/15/2023	640,625
500,000	Mednax, Inc. (A)	5.250	12/1/2023	516,250
1,000,000	Molina Healthcare, Inc.	5.375	11/15/2022	1,063,750
500,000	MPT Operating Partnership LP	5.250	8/1/2026	522,295
750,000	Navient Corp.	4.875	6/17/2019	781,875
500,000	New Gold, Inc. (A)	6.375	5/15/2025	516,250
500,000	NGL Energy Partners LP	6.875	10/15/2021	498,750
500,000	NGL Energy Partners LP (A)	6.125	3/1/2025	460,000
500,000	Nova Chemicals Corp. (A)	5.250	6/1/2027	498,750
250,000	NRG Energy, Inc.	7.250	5/15/2026	260,000
1,000,000	NuStar Logistics LP	5.625	4/28/2027	1,052,500
500,000	NXP BV / NXP Funding, LLC (A)	4.625	6/1/2023	540,625
850,000	Olin Corp.	5.125	9/15/2027	877,625
500,000	Omega Healthcare Investors, Inc.	4.375	8/1/2023	513,389
500,000	Oshkosh Corp.	5.375	3/1/2025	527,500

Schedule of Investments | High Yield Bond Fund
As of June 30, 2017 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 93.8% (Cont.)
$250,000	Parker Drilling Co.	7.500	8/1/2020	$217,500
250,000	Parker Drilling Co.	6.750	7/15/2022	193,125
500,000	Parsley Finance Corp. (A)	5.250	8/15/2025	501,250
1,000,000	PBF Finance Corp. (A)	7.250	6/15/2025	968,750
750,000	Reynolds Group Issuer, Inc.	5.750	10/15/2020	768,443
500,000	Rose Rock Finance Corp.	5.625	7/15/2022	483,750
500,000	RSP Permian, Inc. (A)	5.250	1/15/2025	503,125
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	787,500
500,000	Sealed Air Corp. (A)	5.250	4/1/2023	538,750
500,000	SemGroup LP (A)	6.375	3/15/2025	486,250
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	1,022,500
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	521,875
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	1,000,000
1,000,000	Summit Midstream Holdings LLC	5.750	4/15/2025	1,010,000
100,000	Sunoco LP Finance Corp.	6.375	4/1/2023	105,580
500,000	Targa Resources Partners LP	4.250	11/15/2023	490,625
500,000	Targa Resources Partners LP (A)	5.375	2/1/2027	520,000
500,000	Teleflex, Inc.	4.875	6/1/2026	513,750
500,000	Tempur Sealy International, Inc.	5.625	10/15/2023	521,250
750,000	Tenet Healthcare Corp.	4.375	10/1/2021	765,000
750,000	Toll Brothers Finance Corp.	4.875	11/15/2025	780,000
500,000	TreeHouse Foods, Inc. (A)	6.000	2/15/2024	535,000
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	795,000
500,000	Tullow Oil PLC (A)	6.000	11/1/2020	477,500
500,000	United Rentals North America, Inc.	4.625	7/15/2023	521,000
500,000	Valvoline, Inc. (A)	5.500	7/15/2024	530,000
1,000,000	VeriSign, Inc.	4.625	5/1/2023	1,030,000
500,000	WPX Energy, Inc.	5.250	9/15/2024	477,500
750,000	WR Grace & Co. (A)	5.125	10/1/2021	806,250
	TOTAL BONDS & NOTES (Cost $53,991,118)			55,170,216

Shares
	MONEY MARKET FUND - 7.4%
4,375,389	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (B)
	(Cost $4,375,389)			4,375,389

	TOTAL INVESTMENTS - 101.2% (Cost $58,366,507)(C)			$59,545,605
	OTHER ASSETS LESS LIABILITIES - NET - (1.2)%			(730,035)
	NET ASSETS - 100.0%			$58,815,570

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 32.3% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,366,507 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,532,886
Unrealized depreciation	(353,788)
Net unrealized appreciation	$1,179,098

Schedule of Investments | Israel Common Values Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 93.5%
	AEROSPACE/DEFENSE - 3.2%
10,701	Elbit Systems Ltd.	$1,324,249

	APPAREL - 1.4%
19,500	Delta-Galil Industries Ltd.	575,551

	AUTO PARTS & EQUIPMENT - 1.9%
12,900	Mobileye NV *	810,120

	BANKS - 12.1%
33,300	Bank Hapoalim BM (ADR)	1,088,910
232,000	Bank Leumi Le-Israel BM	1,128,189
40,300	First International Bank Of Israel Ltd.	730,544
377,000	Israel Discount Bank Ltd. *	993,788
64,000	Mizrahi Tefahot Bank Ltd.	1,164,570
		5,106,001
	BUILDING MATERIALS - 0.9%
10,500	CaesarStone Ltd. *	368,025

	CHEMICALS - 1.3%
116,000	Israel Chemicals Ltd.	548,680

	COMMERCIAL SERVICES - 0.6%
23,055	Pointer Telocation Ltd. *	267,438

	COMPUTERS - 4.6%
7,800	Check Point Software Technologies Ltd. *	850,824
42,266	Kornit Digital Ltd. *	817,847
24,210	Matrix IT Ltd.	248,295
		1,916,966
	ELECTRIC - 1.9%
13,400	Ormat Technologies, Inc.	786,333

	ELECTRONICS - 3.7%
27,896	Ituran Location and Control Ltd.	873,145
21,300	Orbotech Ltd. *	694,806
		1,567,951
	ENERGY-ALTERNATE SOURCES - 0.0%
6,360	Energix-Renewable Energies Ltd.	5,351

	FOOD - 9.1%
21,000	Frutarom Industries Ltd.	1,468,923
15,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	771,121
145,000	Shufersal Ltd.	760,381
42,500	Strauss Group Ltd.	832,170
		3,832,595
	HEALTHCARE - PRODUCTS - 2.1%
62,000	OPKO Health, Inc. *	407,960
45,100	Syneron Medical Ltd. *	493,845
		901,805
	HOLDING COMPANIES - 1.5%
134,400	Inrom Construction Industries Ltd.	640,862

	HOME BUILDERS - 1.0%
900	Bayside Land Corp.	401,037

	INSURANCE - 6.0%
47,600	Clal Insurance Enterprises Holdings Ltd. *	804,768
132,000	Harel Insurance Investments & Financial Services Ltd.	781,855
880,000	Migdal Insurance & Financial Holding Ltd.	940,597
		2,527,220

Schedule of Investments | Israel Common Values Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 8.4%
245,541	Delek Drilling, LP	$973,103
1,900	Israel Corp. Ltd. *	403,989
2,436,664	Isramco Negev 2, LP	366,579
17,700	Noble Energy, Inc.	500,910
770,000	Oil Refineries Ltd.	338,917
2,500	Paz Oil Co. Ltd.	427,042
737,500	Ratio Oil Exploration 1992, LP *	518,196
		3,528,736
	PHARMACEUTICALS - 1.5%
5,500	Taro Parmaceutical Industries Ltd. *	616,330

	REAL ESTATE - 10.1%
80,000	Alony Hetz Properties & Investments Ltd.	809,009
136,000	Amot Investments Ltd.	713,184
16,000	Azrieli Group Ltd.	889,475
40,000	Gazit-Globe Ltd.	386,509
332,522	Jerusalem Economy Ltd. *	844,907
11,366	Melisron Ltd.	597,637
		4,240,721
	RETAIL - 1.4%
21,300	Tadiron Holdings Ltd.	597,794

	SEMICONDUCTORS - 2.4%
7,500	Mellanox Technologies Ltd. *	324,750
17,800	Nova Measuring Instruments Ltd. *	393,202
1	Tower Semiconductor Ltd. *	15
13,100	Tower Semiconductor Ltd. *	312,435
		1,030,402
	SOFTWARE - 5.6%
14,000	CyberArk Software Ltd. *	699,300
79,783	Magic Software Enterprises Ltd.	634,275
22,500	Radware Ltd. *	394,650
56,600	Sapiens International Corp. N.V. *	633,354
		2,361,579
	TELECOMMUNICATIONS - 9.0%
86,000	AudioCodes Ltd. *	515,140
75,000	Cellcom Israel Ltd. *	723,000
98,000	Ceragon Networks Ltd. *	249,900
18,900	Nice Ltd. (ADR)	1,487,808
73,600	Partner Communications Co Ltd. *	390,809
9,917	Silicom Ltd.	439,918
		3,806,575
	TEXTILES - 2.1%
42,300	Fox Wizel Ltd.	889,467

	TRANSPORTATION - 1.7%
1,490,000	Novolog Ltd.	703,221

	TOTAL COMMON STOCK (Cost $30,661,752)	39,355,009

	MONEY MARKET FUND - 7.0%
2,947,974	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (A)	2,947,974
	(Cost $2,947,974)

	TOTAL INVESTMENTS - 100.5% (Cost $33,609,726) (B)	$42,302,983
	OTHER ASSETS LESS LIABILITIES - NET - (0.5)%	(218,054)
	NET ASSETS - 100.0%	$42,084,929

*	Non-income producing securities.

ADR -  American Depositary Receipt.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,826,781 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$9,129,731
Unrealized depreciation	(1,653,529)
Net unrealized appreciation	$7,476,202

Schedule of Investments | Israel Common Values Fund
As of June 30, 2017 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Israel	89.5%
United States	4.0%
Total	93.5%
Money Market Fund	7.0%
Other Assets Less Liabilities - Net	(0.5)%
Grand Total	100.0%

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 24.9%
	AGRICULTURE - 0.8%
559	Andersons, Inc.	$19,090
5,348	Bunge Ltd.	398,961
		418,051
	CHEMICALS - 2.5%
158	Agrium, Inc.	14,297
2,295	CF Industries Holdings, Inc.	64,168
1,067	FMC Corp.	77,944
9,209	K+S AG	235,485
16,150	Mosaic Co.	368,705
33,343	Potash Corp. of Saskatchewan, Inc.	543,491
2,969	Sociedad Quimica Y Minera de Chile, SA (ADR)	98,036
		1,402,126
	ENVIRONMENTAL CONTROL - 0.1%
1,300	Kurita Water Industries Ltd.	35,404

	FOOD - 2.0%
5,133	BRF (ADR) *	60,518
403	Darling Ingredients, Inc. *	6,343
2,625	Ingredion, Inc.	312,926
1,900	Megmilk Snow Brand Co. Ltd.	52,928
12,300	Nippon Suisan Kaisha Ltd.	71,921
12,214	Pilgrim’s Pride Corp. *	267,731
3,197	Sanderson Farms, Inc.	369,733
		1,142,100
	HEALTHCARE - SERVICES - 0.7%
28,400	Brookdale Senior Living, Inc. *	417,764

	IRON/STEEL - 1.7%
7,056	AK Steel Holding Corp. *	46,358
1,178	Allegheny Technologies, Inc.	20,038
1,052	ArcelorMittal (ADR) *	23,912
7,145	Cliffs Natural Resources, Inc. *	49,443
5,045	Commercial Metals Co.	98,024
49,728	Gerdau SA (ADR)	151,670
4,300	Hitachi Metals Ltd.	59,778
682	Nippon Steel & Sumitomo Metal Corp.	15,405
351	Nucor Corp.	20,312
1,381	POSCO (ADR)	86,437
1,132	Reliance Steel & Aluminum Co.	82,421
3,654	Severstal PJSC (GDR)	47,940
3,790	Steel Dynamics, Inc.	135,720
1,080	ThyssenKrupp AG	30,641
7,000	Tokyo Steel Manufacturing Co. Ltd.	59,247
760	United States Steel Corp.	16,826
4,079	Vale SA (ADR)	35,691
		979,863
	MACHINERY - DIVERSIFIED - 0.9%
3,310	AGCO Corp.	223,061
15,900	Kubota Corp.	267,099
		490,160
	METAL FABRICATE/HARDWARE - 0.1%
2,119	Tenaris SA (ADR)	65,986

	MINING - 6.5%
3,452	Agnico Eagle Mines Ltd.	155,754
6,796	Alamos Gold, Inc.	48,795
5,540	Anglo American PLC *	73,689
10,354	AngloGold Ashanti Ltd. (ADR)	100,641
4,147	BHP Billiton Ltd. (ADR)	147,592

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 6.5% (Continued)
234	BHP Billiton PLC (ADR)	$7,198
451	Cameco Corp.	4,104
3,247	Cia De Minas Buenaventura (ADR)	37,340
1,877	Coeur Mining, Inc. *	16,106
4,800	Detour Gold Corp. *	56,105
23,391	Eldorado Gold Corp.	61,752
19,098	First Quantum Minerals Ltd.	161,319
1,932	Franco-Nevada Corp.	139,413
1,351	Freeport-McMoRan, Inc. *	16,226
31,377	Glencore PLC	117,055
79,611	Gold Fields Ltd. (ADR)	277,046
6,732	Goldcorp, Inc.	86,910
664	Kaiser Aluminum Corp.	58,777
1,139	Kinross Gold Corp. *	4,636
15,800	Lundin Mining Corp.	89,664
3,400	Mitsubishi Materials Corp.	102,884
24,510	MMC Norilsk Nickel PJSC (ADR)	338,238
9,655	Newmont Mining Corp.	312,725
276	Pan American Silver Corp.	4,642
1,891	Randgold Resources Ltd. (ADR)	167,278
6,667	Rio Tinto PLC (ADR)	282,081
145	Royal Gold, Inc.	11,335
2,824	Southern Copper Corp.	97,795
9,000	Sumitomo Metal Mining Co. Ltd.	120,190
28,700	Tahoe Resources, Inc.	247,067
10,043	Teck Resources Ltd.	173,840
15,894	Turquoise Hill Resources Ltd. *	42,119
2,893	Wheaton Precious Metals Corp.	57,541
4,405	Yamana Gold, Inc.	10,704
		3,628,561
	OIL & GAS - 7.9%
268	Anadarko Petroleum Corp.	12,151
588	Apache Corp.	28,183
7,000	ARC Resources Ltd.	91,414
6,199	Cabot Oil & Gas Corp.	155,471
4,192	Callon Petroleum Co. *	44,477
7,700	Canadian Natural Resources Ltd.	222,068
3,701	Carrizo Oil & Gas Inc. *	64,472
17,266	Cenovus Energy, Inc.	127,099
901	Chesapeake Energy Corp. *	4,478
132	Cimarex Energy Co.	12,409
268	ConocoPhillips	11,781
1,515	Continental Resources, Inc. *	48,980
27,900	Crescent Point Energy Corp.	213,112
966	Devon Energy Corp.	30,883
794	Diamondback Energy, Inc. *	70,515
1,026	Ecopetrol SA (ADR)	9,326
1,870	Encana Corp.	16,456
886	Energen Corp. *	43,742
1,233	Ensco PLC - Cl. A	6,362
398	EOG Resources, Inc.	36,027
2,438	EQT Corp.	142,842
1,280	Gulftport Energy Corp. *	18,880
1,550	Helmerich & Payne, Inc.	84,227
2,362	Hess Corp.	103,621
8,400	Husky Energy, Inc. *	95,209
22,400	Inpex Corp.	215,507
6,026	Lukoil PJSC (ADR)	293,466
2,804	Marathon Oil Corp.	33,227
4,178	Matador Resources Co. *	89,284

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 7.9% (Continued)
1,821	Murphy Oil Corp.	$46,672
889	Newfield Exploration Co. *	25,301
15,055	Noble Corp. PLC	54,499
4,564	Noble Energy, Inc.	129,161
1,498	Novatek OJSC (GDR)	166,877
435	Occidental Petroleum Corp.	26,043
1,958	Parsley Energy, Inc. *	54,335
1,939	PDC Energy, Inc. *	83,591
3,018	Petroleo Brasileiro SA (ADR) *	24,114
4,600	Peyto Exploration & Development Corp.	83,308
72	Pioneer Natural Resources Co.	11,490
3,059	PrairieSky Royalty Ltd.	69,556
2,659	QEP Resources, Inc. *	26,856
3,069	Range Resources Corp.	71,109
37,205	Rosneft Oil Company (GDR)	202,209
3,678	Rowan Cos PLC *	37,663
2,417	RSP Permian, Inc. *	77,997
1,463	Sasol Ltd. (ADR)	40,891
7,200	Seven Generations Energy Ltd. *	123,132
1,829	Southwestern Energy Co. *	11,120
107	Statoil ASA (ADR)	1,769
6,700	Suncor Energy, Inc.	195,475
4,900	Tourmaline Oil Corp. *	105,191
8,371	Transocean Ltd. *	68,893
2,400	Vermillion Energy, Inc.	76,027
36,900	Whitecap Resources, Inc.	263,105
3,422	WPX Energy, Inc. *	33,057
504	YPF SA (ADR)	11,038
		4,446,148
	OIL & GAS SERVICES - 1.4%
648	Baker Hughes, Inc.	35,323
1,178	Core Laboratories NV	119,296
1,814	Dril-Quip, Inc. *	88,523
621	Halliburton Co.	26,523
1,538	National Oilwell Varco, Inc.	50,662
4,594	Oceaneering International, Inc.	104,927
1,959	Oil States International, Inc. *	53,187
1,999	Schlumberger Ltd.	131,614
1,303	TechnipFMC PLC (France) *	35,288
4,279	TechnipFMC PLC *	116,389
		761,732
	WATER - 0.3%
821	American Water Works Co.	63,997
8,680	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	82,634
		146,631

	TOTAL COMMON STOCK (Cost $14,885,408)	13,934,526

	REITs - 22.5%
2,700	Alexandria Real Estate Equities, Inc.	325,269
2,430	American Campus Communities, Inc.	114,939
7,200	Apartment Investment & Management Co.	309,384
3,950	AvalonBay Communities, Inc.	759,072
2,500	Boston Properties, Inc.	307,550
9,000	Brandywine Realty Trust	157,770
7,500	Brixmor Property Group, Inc.	134,100
5,300	Columbia Property Trust, Inc.	118,614
2,800	Crown Castle International Corp.	280,504
8,200	CubeSmart	197,128
7,200	DCT Industrial Trust, Inc.	384,768

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	REITs - 22.5% (Continued)
15,100	DDR Corp.	$136,957
2,200	Digital Realty Trust, Inc.	248,490
4,100	Douglas Emmett, Inc.	156,661
1,500	Equinix, Inc.	643,740
2,800	Equity Lifestyle Properties, Inc.	241,752
7,500	Equity Residential	493,725
1,054	Essex Property Trust, Inc.	271,163
2,200	Federal Realty Investment Trust	278,058
34,400	FelCor Lodging Trust, Inc.	248,024
14,100	HCP, Inc.	450,636
12,900	Hospitality Properties Trust	376,035
5,100	Invitation Homes, Inc. *	110,313
3,500	Kilroy Realty Corp.	263,025
3,863	Macerich Co.	224,286
4,008	Mid-America Apartment Communities, Inc.	422,363
1,600	National Health Investors, Inc.	126,720
4,500	National Retail Properties, Inc.	175,950
8,794	Prologis, Inc.	515,680
2,400	PS Business Parks, Inc.	317,736
2,100	Public Storage	437,913
2,233	Rayonier, Inc.	64,243
4,400	Regency Centers Corp.	275,616
7,229	Simon Property Group, Inc.	1,169,363
1,950	SL Green Realty Corp.	206,310
8,600	Store Capital Corp.	193,070
4,300	Summit Hotel Properties, Inc.	80,195
3,200	Taubman Centers, Inc.	190,560
11,000	UDR, Inc.	428,670
6,700	Weingarten Realty Investors	201,670
6,300	Welltower, Inc.	471,555
1,726	Weyerhaeuser Co.	57,821
	TOTAL REITS (Cost $11,116,071)	12,567,398

Par Value		Coupon Rate%	Maturity
	BONDS & NOTES - 32.7%
	CORPORATE BONDS - 2.4%
$400,000	Energy Transfer Partners LP	6.700	7/1/2018	418,032
400,000	LYB International Finance BV	4.000	7/15/2023	424,361
500,000	Welltower, Inc.	3.750	3/15/2023	519,453
	TOTAL CORPORATE BONDS (Cost $1,306,688)			1,361,846

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 30.3%
1,650,000	TIPS	0.125	4/15/2019	1,723,107
695,000	TIPS	1.375	1/15/2020	814,867
2,000,000	TIPS	0.125	4/15/2021	2,061,042
1,410,000	TIPS	0.125	1/15/2023	1,480,868
1,630,000	TIPS	0.625	1/15/2024	1,733,503
1,460,000	TIPS	2.375	1/15/2025	2,158,802
1,550,000	TIPS	2.000	1/15/2026	2,141,320
200,000	TIPS	2.375	1/15/2027	282,818
950,000	TIPS	1.750	1/15/2028	1,237,103
850,000	TIPS	2.500	1/15/2029	1,165,211
1,535,000	TIPS	2.125	2/15/2041	2,144,751
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $17,081,386)			16,943,392

	TOTAL BONDS AND NOTES (Cost $18,388,074)			18,305,238

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	WARRANTS - 0.0%
312	Hycroft Mining Corp. * (Cost $54,161)	$50

Ounces
	ALTERNATIVE INVESTMENTS - 16.7%
6,744	Gold Bars *	8,373,079
57,827	Silver Bars *	961,804
	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)	9,334,883

Shares
	MONEY MARKET FUND - 3.0%
1,657,157	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (A)
	(Cost $1,657,157)	1,657,157

	TOTAL INVESTMENTS - 99.8% (Cost $55,001,126) (B)	$55,799,252
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%	120,413
	NET ASSETS - 100.0%	$55,919,665

*	Non-income producing securities/investments.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

REIT - Real Estate Investment Trust

(A)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,636,776 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,637,377
Unrealized depreciation	(2,474,901)
Net unrealized appreciation	$3,162,476

Schedule of Investments | Strategic Growth Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 94.1% (A)
257,172	Timothy Plan Aggressive Growth Fund - Class A *	$1,967,363
419,458	Timothy Plan Defensive Strategies Fund - Class A	4,647,592
259,935	Timothy Plan Emerging Markets Fund - Class A	2,329,020
114,469	Timothy Plan Fixed Income Fund - Class A	1,168,727
363,509	Timothy Plan Growth & Income Fund - Class A	3,933,171
292,748	Timothy Plan High Yield Bond Fund - Class A	2,725,483
809,276	Timothy Plan International Fund - Class A	7,453,437
134,669	Timothy Plan Israel Common Values Fund - Class A	1,952,695
476,691	Timothy Plan Large/Mid Cap Growth Fund - Class A	3,875,495
230,868	Timothy Plan Large/Mid Cap Value Fund - Class A	4,319,536
123,972	Timothy Plan Small Cap Value Fund - Class A	2,392,664
	TOTAL MUTUAL FUNDS (Cost $35,254,365)	36,765,183

	MONEY MARKET FUND - 6.1%
2,387,249	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (B) (Cost $2,387,249)	2,387,249

	TOTAL INVESTMENTS - 100.2% (Cost $37,641,614) (C)	$39,152,432
	OTHER ASSETS LESS LIABILITIES - NET - (0.2)%	(76,553)
	NET ASSETS - 100.0%	$39,075,879

*	Non-income producing securities.

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,879,892 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,535,252
Unrealized depreciation	(262,712)
Net unrealized appreciation	$1,272,540

Schedule of Investments | Conservative Growth Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 92.8% (A)
289,663	Timothy Plan Aggressive Growth Fund - Class A *	$2,215,922
540,415	Timothy Plan Defensive Strategies Fund - Class A	5,987,799
243,754	Timothy Plan Emerging Markets Fund - Class A	2,184,032
1,180,825	Timothy Plan Fixed Income Fund - Class A	12,056,227
511,248	Timothy Plan Growth & Income Fund - Class A	5,531,706
352,910	Timothy Plan High Yield Bond Fund - Class A	3,285,594
599,046	Timothy Plan International Fund - Class A	5,517,215
113,641	Timothy Plan Israel Common Values Fund - Class A	1,647,794
536,343	Timothy Plan Large/Mid Cap Growth Fund - Class A	4,360,464
236,144	Timothy Plan Large/Mid Cap Value Fund - Class A	4,418,251
145,491	Timothy Plan Small Cap Value Fund - Class A	2,807,977
	TOTAL MUTUAL FUNDS (Cost $48,377,198)	50,012,981

	MONEY MARKET FUND - 7.7%
4,141,879	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (B) (Cost $4,141,879)	4,141,879

	TOTAL INVESTMENTS - 100.5% (Cost $52,519,077) (C)	$54,154,860
	OTHER ASSETS LESS LIABILITIES - NET - (0.5)%	(292,786)
	NET ASSETS - 100.0%	$53,862,074

*	Non-income producing securities.

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,680,479 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,811,384
Unrealized depreciation	(337,003)
Net unrealized appreciation	$1,474,381

Schedule of Investments | Emerging Markets Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 70.8%
	AEROSPACE/DEFENSE - 3.1%
28,964	Embraer SA (ADR)	$528,014

	AGRICULTURE - 0.3%
5,029	Adecoagro SA *	50,240

	APPAREL - 1.3%
54,000	Yue Yuen Industrial Holdings Ltd.	224,122

	AUTO MANUFACTURERS - 1.6%
8,393	Kia Motors Corp.	280,219

	AUTO PARTS & EQUIPMENT - 2.5%
2,268	China Yuchai International Ltd.	41,300
1,804	Hyundai Mobis Co. Ltd.	394,179
		435,479
	BANKS - 17.6%
84,064	AkBank TAS	233,872
96,366	Banco del Bajio SA (A) *	169,947
21,500	Banco do Brasil SA	174,038
63,300	Bangkok Bank PCL	344,731
39,927	Barclays Africa Group Ltd.	438,047
9,217	Erste Group Bank AG	352,430
18,990	Grupo Aval Acciones y Valores SA (ADR)	157,237
39,800	Kasikornbank PCL	232,567
38,809	Sberbank of Russia (ADR)	403,225
3,927	TBC Bank Group PLC	80,800
72,989	Turkiye Garanti Bankasi AS	202,854
137,582	Turkiye Vakiflar Bankasi Tao	252,702
		3,042,450
	BUILDING MATERIALS - 3.0%
51,711	Cemex SAB de CV (ADR) *	487,118
85,571	Urbi Desarrollos Urbanos SAB de CV *	30,258
		517,376
	COMMERCIAL SERVICES - 4.2%
50,800	Estacio Participacoes SA	224,006
108,526	ITE Group PLC	217,094
55,800	Kroton Educacional SA	249,927
39,600	Mills Estruturas e Servicos de Engenharia SA *	43,744
		734,771
	COMPUTERS - 1.8%
39,001	DataTec Ltd.	179,340
8,956	Infosys Ltd. (ADR)	134,519
		313,859
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
6,053	Hana Financial Group, Inc.	239,390
3,420	Shinhan Financial Group Co. Ltd.	147,363
		386,753
	ELECTRIC - 4.9%
25,800	AES Tiete Energia SA	106,447
8,600	Cia Paranaense de Energia	49,343
3,050,358	Enel Chile SA	334,623
15,715	Reliance Infrastructure Ltd. (GDR)	355,159
		845,572
	FOOD - 4.5%
2,720	Binggrae Co. Ltd.	162,133
434,000	First Pacific Co. Ltd.	320,227
149,200	Marfrig Global Foods SA *	304,412
		786,772
	HOLDING COMPANIES - 1.1%
549,800	Jasmine Broadband Internet Infrastructure Fund	181,271

Schedule of Investments | Emerging Markets Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	IRON/STEEL - 2.9%
931	POSCO	$233,533
9,575	Ternium SA (ADR)	268,962
		502,495
	MULTI-NATIONAL - 1.8%
11,636	Banco Latinoamericano de Comercio Exterior SA	318,594

	OIL & GAS - 4.8%
11,236	Lukoil PJSC (ADR)	548,204
8,501	Petroleo Brasileiro SA (ADR) *	63,417
10,180	YPF SA (ADR)	222,942
		834,563
	RETAIL - 5.7%
1,828,000	Bosideng International Holdings Ltd.	156,891
171,200	Chow Tai Fook Jewellery Group Ltd.	181,366
157,500	Lifestyle China Group Ltd. *	52,860
164,000	Lifestyle International Holdings Ltd.	225,209
110,000	Luk Fook Holdings International Ltd.	376,227
		992,553
	SEMICONDUCTORS - 1.0%
79	Samsung Electronics Co., Ltd.	164,124

	TELECOMMUNICATIONS - 6.0%
15,708	Empresa Nacional de Telecomunicaciones SA	170,544
1,404	Mobile TeleSystems PJSC (ADR)	11,766
97,017	Mobile TeleSystems PJSC	383,853
1,863,075	XL Axiata TBK PT *	476,690
		1,042,853
	TEXTILES - 0.5%
119,500	Weiqiao Textile Co. *	85,418

	TOTAL COMMON STOCK (Cost $12,297,222)	12,267,498

	PREFERRED STOCK - 10.7%
22,630	Banco Bradesco SA	192,270
25,700	Cia Brasileira de Distribuicao *	505,351
18,981	Cia Paranaense de Energia	140,356
464,063	Grupo Aval Acciones y Valores SA	190,634
3,102	Hyundai Motor Co.	306,364
73,200	Petroleo Brasileiro SA *	274,617
507,569	Surgutneftegas OJSC	245,200
	TOTAL PREFERRED STOCK (Cost $1,748,681)	1,854,792

	REITs - 8.3%
541,150	Emlak Konut Gayrimenkul Yatirim Ortakligi AS *	451,656
129,574	Fibra Uno Administracion SA de CV	245,836
310,193	Macquarie Mexico Real Estate Management SA de CV	366,067
201,630	PLA Administradora Industrial S de RL de CV	372,185
	TOTAL REITs (Cost $1,372,610)	1,435,744

	MONEY MARKET FUND - 9.9%
1,711,464	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (B)
	(Cost $1,711,464)	1,711,464

	TOTAL INVESTMENTS - 99.7% (Cost $17,129,977) (C)	$17,269,498
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	57,469
	NET ASSETS - 100.0%	$17,326,967

ADR - American Depositary Receipt

*	Non-income producing securities.

GDR - Global Depositary Receipt

REITs - Real Estate Investment Trust

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.0% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,184,318 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,281,201
Unrealized depreciation	(1,196,021)
Net unrealized appreciation	$85,180

Schedule of Investments | Emerging Markets Fund
As of June 30, 2017 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Brazil	16.5%
South Korea	11.1%
Mexico	9.6%
Russia	9.2%
Hong Kong	8.9%
Turkey	6.6%
Thailand	4.4%
South Africa	3.6%
Chile	2.9%
India	2.8%
Indonesia	2.8%
Austria	2.0%
Colombia	2.0%
Panama	1.8%
Argentina	1.6%
Luxembourg	1.6%
Britain	1.2%
China	0.5%
Georgia	0.5%
Singapore	0.2%
Total	89.8%
Money Market Fund	9.9%
Other Assets in Excess of Liabilities - Net	0.3%
Grand Total	100.0%

Schedule of Investments | Growth & Income Fund
As of June 30, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 43.6%
	AEROSPACE/DEFENSE - 0.6%
3,500	Spirit AeroSystems Holdings, Inc.	$202,790

	AIRLINES - 0.5%
4,000	Hawaiian Holdings, Inc. *	187,800

	AUTO PARTS & EQUIPMENT - 2.7%
2,200	Delphi Automotive PLC	192,830
6,000	Goodyear Tire & Rubber Co.	209,760
1,500	Lear Corp.	213,120
10,000	Meritor, Inc. *	166,100
3,000	Tenneco, Inc.	173,490
		955,300
	CHEMICALS - 5.6%
5,000	Cabot Corp.	267,150
2,500	Celanese Corp.	237,350
8,000	Chemours Co.	303,360
3,000	Eastman Chemical Co.	251,970
10,000	Huntsman Corp.	258,400
4,000	Innospec, Inc.	262,200
2,300	LyondellBasell Industries NV	194,097
9,000	Orion Engineered Carbons SA	179,550
		1,954,077
	COMMERCIAL SERVICES - 0.6%
2,000	United Rentals, Inc. *	225,420

	COMPUTERS - 3.5%
1,700	CACI International, Inc. *	212,585
7,500	Insight Enterprises, Inc. *	299,925
5,000	Leidos Holdings, Inc.	258,450
5,500	Seagate Technology PLC	213,125
2,800	Western Digital Corp.	248,080
		1,232,165
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
5,500	Air Lease Corp.	205,480
7,500	Aircastle Ltd.	163,125
2,000	Credit Acceptance Corp. *	514,280
10,000	Franklin Resources, Inc.	447,900
		1,330,785
	ELECTRIC - 3.1%
17,000	AES Corp.	188,870
9,000	CenterPoint Energy, Inc.	246,420
2,000	DTE Energy Co.	211,580
3,000	Entergy Corp.	230,310
12,500	NRG Energy, Inc.	215,250
		1,092,430
	ELECTRONICS - 2.6%
2,900	Arrow Electronics, Inc. *	227,418
10,000	Orbotech Ltd. *	326,200
2,900	Synnex Corp.	347,884
		901,502
	ENERGY - ALTERNATE SOURCES - 0.7%
6,000	First Solar, Inc. *	239,280

	ENGINEERING & CONSTRUCTION - 0.6%
4,400	MasTec, Inc. *	198,660

	FOOD - 2.0%
3,500	Fresh Del Monte Produce, Inc.	178,185
3,000	Sanderson Farms, Inc.	346,950
3,000	Tyson Foods, Inc.	187,890
		713,025
	FOREST PRODUCTS & PAPER - 0.6%
5,000	Domtar Corp.	192,100

Schedule of Investments | Growth & Income Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	GAS - 0.5%
2,900	National Fuel Gas Co.	$161,936

	HEALTHCARE - SERVICES - 0.6%
2,500	HCA Holdings, Inc. *	218,000

	HOME BUILDERS - 1.8%
4,500	Lennar Corp.	239,940
7,500	PulteGroup, Inc.	183,975
2,000	Thor Industries, Inc.	209,040
		632,955
	HOUSEHOLD PRODUCTS/WARES - 1.5%
21,000	ACCO Brands Corp. *	244,650
3,000	Helen of Troy Ltd. *	282,300
		526,950
	HOUSEWARES - 0.7%
3,500	Toro Co.	242,515

	INSURANCE - 3.7%
5,000	Assured Guaranty Ltd.	208,700
1,000	Enstar Group Ltd. *	198,650
1,000	Everest Re Group Ltd.	254,590
20,000	MGIC Investment Corp. *	224,000
11,000	Radian Group, Inc.	179,850
5,000	Unum Group	233,150
		1,298,940
	IRON/STEELE - 0.5%
4,958	Steele Dynamics, Inc.	177,546

	MACHINERY - DIVERSIFIED - 1.3%
2,000	Deere & Co.	247,180
2,000	Zebra Technologies Corp. *	201,040
		448,220
	MISCELLANEOUS MANUFACTURER - 0.6%
7,300	Trinity Industries, Inc.	204,619

	OIL & GAS - 0.7%
30,000	Chesapeake Energy Corp. *	149,100
14,000	Transocean Ltd. *	115,220
		264,320
	OIL & GAS SERVICES - 1.5%
75,000	McDermott International, Inc. *	537,750

	PHARMACEUTICALS - 0.8%
15,000	Omega Protein Corp.	268,500

	RETAIL - 0.5%
5,000	Kohl’s Corp.	193,350

	SEMICONDUCTORS - 0.9%
11,000	ON Semiconductor Corp. *	154,440
5,000	Teradyne, Inc.	150,150
		304,590

Schedule of Investments | Growth & Income Fund
As of June 30, 2017 (Unaudited) (Continued)

Shares		Fair Value

	TELECOMMUNICATIONS - 1.1%
5,500	CommScope Holding Co., Inc. *	$209,165
2,200	InterDigital, Inc.	170,060
		379,225

	TOTAL COMMON STOCK (Cost $13,939,059)	15,284,750

	REITs - 1.3%
25,000	Chimera Investment Corp. (Cost $382,748)	465,750

Par Value		Coupon Rate (%)	Maturity

	BONDS & NOTES - 49.3%
	CORPORATE BONDS - 0.7%
$250,000	ConocoPhillips Co. (Cost $254,749)	3.350	11/15/2024	255,291

	GOVERNMENT NOTES & BONDS - 36.5%
314,815	Federal Home Loan Banks	3.000	4/18/2031	315,007
3,000,000	United States Treasury Note	1.000	3/15/2018	2,995,196
3,000,000	United States Treasury Note	1.183	1/31/2019	3,004,521
1,000,000	United States Treasury Note	1.250	4/30/2019	997,656
1,500,000	United States Treasury Note	1.625	8/15/2022	1,480,019
3,000,000	United States Treasury Note	1.750	5/15/2023	2,956,113
1,000,000	United States Treasury Note	3.125	2/15/2042	1,059,238
	TOTAL GOVERNMENT NOTES & BONDS (Cost $12,781,173)			12,807,750

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 12.1%
3,000,000	United States Treasury Note TIPS (Cost $4,258,341)	2.375	1/15/2027	4,242,267

	TOTAL BONDS & NOTES (Cost $17,294,263)			17,305,308

Shares
	MONEY MARKET FUND - 5.6%
1,961,174	Fidelity Institutional Money Market Funds - Government Portfolio, 0.81% (A) (Cost $1,961,174)	1,961,174

	TOTAL INVESTMENTS - 99.8% (Cost $33,577,244)(B)	$35,016,982
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	84,650
	NET ASSETS - 100.0%	$35,101,632

REITs - Real Estate Investment Trust.

*	Non-income producing securities.

(A)	Variable rate security; the rate shown represents the yield at June 30, 2017.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,576,696 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,958,694
Unrealized depreciation	(518,408)
Net unrealized appreciation	$1,440,286

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2017 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2017 (Unaudited) (Continued)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2017:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$26,444,327	$—	$—	$26,444,327
REITS	218,404	—	—	218,404
Money Market Fund	679,675	—	—	679,675
Total	$27,342,406	$—	$—	$27,342,406

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$80,443,364	$—	$—	$80,443,364
Money Market Fund	9,528,778	—	—	9,528,778
Total	$89,972,142	$—	$—	$89,972,142

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$71,061,520	$—	$—	$71,061,520
Money Market Fund	6,571,108	—	—	6,571,108
Total	$77,632,628	$—	$—	$77,632,628

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2017 (Unaudited) (Continued)

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$118,064,396	$—	$—	$118,064,396
REITS	14,960,586	—	—	14,960,586
Money Market Fund	3,674,046	—	—	3,674,046
Total	$136,699,028	$—	$—	$136,699,028

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$188,102,726	$—	$—	$188,102,726
REITS	9,063,735	—	—	9,063,735
Money Market Fund	6,355,225	—	—	6,355,225
Total	$203,521,686	$—	$—	$203,521,686

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$23,740,217	$—	$23,740,217
Government Notes & Bonds	—	34,489,281	—	34,489,281
Government Mortage-Backed Securities	—	25,901,008	—	25,901,008
Money Market Fund	3,882,716	—	—	3,882,716
Total	$3,882,716	$84,130,506	$—	$88,013,222

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$55,170,216	$—	$55,170,216
Money Market Fund	4,375,389	—	—	4,375,389
Total	$4,375,389	$55,170,216	$—	$59,545,605

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$39,355,009	$—	$—	$39,355,009
Money Market Fund	2,947,974	—	—	2,947,974
Total	$42,302,983	$—	$—	$42,302,983

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,934,526	$—	$—	$13,934,526
REITS	12,567,398	—	—	12,567,398
Corporate Bonds	—	1,361,846	—	1,361,846
Treasury Inflation Protected Securities (TIPS)	—	16,943,392	—	16,943,392
Warrants	50	—	—	50
Alternative Investments *	9,334,883	—	—	9,334,883
Money Market Fund	1,657,157	—	—	1,657,157
Total	$37,494,014	$18,305,238	$—	$55,799,252

*	Reflects the fund’s investment in gold and silver.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2017 (Unaudited) (Continued)

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$36,765,183	$—	$—	$36,765,183
Money Market Fund	2,387,249	—	—	2,387,249
Total	$39,152,432	$—	$—	$39,152,432

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$50,012,981	$—	$—	$50,012,981
Money Market Fund	4,141,879	—	—	4,141,879
Total	$54,154,860	$—	$—	$54,154,860

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,182,080	$85,418	$—	$12,267,498
Preferred Stock	1,854,792	—	—	1,854,792
REITs	1,435,744	—	—	1,435,744
Money Market Fund	1,711,464	—	—	1,711,464
Total	$17,184,080	$85,418	$—	$17,269,498

Growth & Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,284,750	$—	$—	$15,284,750
REITS	465,750	—	—	465,750
Corporate Bonds	—	255,291	—	255,291
Government Notes & Bonds	—	12,807,750	—	12,807,750
Treasury Inflation Protected Securities (TIPS)		4,242,267		4,242,267
Money Market Fund	1,961,174	—	—	1,961,174
Total	$17,711,674	$17,305,308	$—	$35,016,982

The Funds did not hold any Level 3 securities during the period presented. There were transfers into Level 1 during the current period presented. It is the Trust’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Emerging Markets Fund

	Common Stock	Total
Transfer into Level 1 from Level 2	$30,258	$30,258
Transfer from Level 1 into Level 2	85,418	85,418
Net transfers in/out of level 2	115,676	115,676

Transfers were due to the availability of pricing.

Item 2. Controls and Procedures.

(a)       The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 8/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 8/24/17